Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2021	€ 12,698,783	€ 293,004	€ 2,891,276	€ 10,826,140	€ (982,506)	€ (9,115)	€ (369,998)	€ 49,982	€ 1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339
Proceeds from exercise of options and related tax effects	20,397	€ 409	19,988							20,397
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)			(395,556)						(395,556)
Transactions with noncontrolling interests without loss of control	8,643		8,643						24,407	33,050
Noncontrolling interests due to changes in consolidation group									(2,561)	(2,561)
Contributions from/ to noncontrolling interests									(121,791)	(121,791)
Put option liabilities	57,991			57,991						57,991
Transfer of cumulative gains/losses of equity investments				8,551				(8,551)
Net Income	304,501			304,501					113,310	417,811
Other comprehensive income (loss) related to:
Foreign currency translation	1,216,408				1,230,414	(708)	(14,080)	782	107,905	1,324,313
Cash flow hedges, net of related tax effects	757					757				757
Pensions, net of related tax effects	168,105						168,105			168,105
Fair value changes, net of related tax effects	(30,820)							(30,820)		(30,820)
Comprehensive income	1,658,951								221,215	1,880,166
Balance at end of period at Jun. 30, 2022	14,049,209	€ 293,413	2,919,907	10,801,627	247,908	(9,066)	(215,973)	11,393	1,401,524	15,450,733
Balance at end of period (in shares) at Jun. 30, 2022		293,413,449
Balance at beginning of period at Dec. 31, 2022	13,989,453	€ 293,413	3,372,799	10,711,709	(207,210)	(627)	(155,526)	(25,105)	1,459,726	€ 15,449,179
Balance at beginning of period (in shares) at Dec. 31, 2022		293,413,449								293,413,449
Proceeds from exercise of options and related tax effects	(1,190)		(1,190)							€ (1,190)
Dividends paid	(328,623)			(328,623)						(328,623)
Transactions with noncontrolling interests without loss of control	(481)		(481)						(10,996)	(11,477)
Noncontrolling interests due to changes in consolidation group									(12,272)	(12,272)
Contributions from/ to noncontrolling interests									(111,266)	(111,266)
Put option liabilities	33,413			33,413						33,413
Net Income	226,721			226,721					102,078	328,799
Other comprehensive income (loss) related to:
Foreign currency translation	(399,002)				(401,751)	(314)	2,708	355	(25,301)	(424,303)
Cash flow hedges, net of related tax effects	2,619					2,619				2,619
Pensions, net of related tax effects	(10,677)						(10,677)			(10,677)
Fair value changes, net of related tax effects	15,984							15,984		15,984
Comprehensive income	(164,355)								76,777	(87,578)
Balance at end of period at Jun. 30, 2023	€ 13,528,217	€ 293,413	€ 3,371,128	€ 10,643,220	€ (608,961)	€ 1,678	€ (163,495)	€ (8,766)	€ 1,401,969	€ 14,930,186
Balance at end of period (in shares) at Jun. 30, 2023		293,413,449								293,413,449